EAGLE GROWTH & INCOME FUND
SUPPLEMENT DATED APRIL 9, 2015 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED MARCH 1, 2015
Effective April 17, 2015, John Pandtle, CFA®, has resigned as a Portfolio Manager for the Eagle Growth & Income Fund (the “fund”).
As a result, the discussion of the fund’s portfolio managers on page 6 of the Prospectus and page 3 of the Summary Prospectus will be replaced with the following:
Portfolio Managers | Edmund Cowart, CFA®, David Blount, CFA®, CPA, Jeff Vancavage, CFA®, and Harald Hvideberg, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart and Blount have been Co-Portfolio Managers of the fund since 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014.
In addition, under the “Portfolio Managers” section on page 32 of the Prospectus, the paragraph titled “Growth & Income Fund” will be replaced with the following:
Growth & Income Fund — Edmund Cowart, CFA®, David Blount, CFA®, CPA, Jeff Vancavage, CFA®, and Harald Hvideberg, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart and Blount have been Co-Portfolio Managers of the fund since 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and Portfolio Manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013. Prior to joining Eagle in August 2014, Mr. Hvideberg served as Managing Director, Chief Investment Officer, and Portfolio Manager at Wood Asset Management from 2004 to 2014 and as Portfolio Manager at William R. Hough & Co. from 1999 to 2004.
*   *   *   *   *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

EAGLE GROWTH & INCOME FUND
SUPPLEMENT DATED APRIL 9, 2015 TO
THE STATEMENT OF ADDITIONAL INFORMATION
 DATED MARCH 1, 2015
Effective April 17, 2015, John Pandtle, CFA®, has resigned as a Portfolio Manager for the Eagle Growth & Income Fund (the “fund”).
As a result, under the “Portfolio Managers” section, paragraph E regarding the fund’s portfolio managers on page 60 will be replaced with the following:
Edmund Cowart, CFA®, David Blount, CPA, CFA®, Jeff Vancavage, CFA®, and Harald Hvideberg, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart and Blount have been Co-Portfolio managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and portfolio manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013. Mr. Hvideberg joined Eagle in 2014 as a Portfolio Manager. Prior to joining Eagle in August 2014, Mr. Hvideberg served as Managing Director, Chief Investment Officer, and Portfolio Manager at Wood Asset Management from 2004 to 2014 and as Portfolio Manager at William R. Hough & Co. from 1999 to 2004.
All references to Mr. Pandtle are removed on page 61.
*   *   *   *   *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE